Consolidated Statements of Income and Comprehensive (Loss) - USD ($)		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
REVENUE
Revenue - third parties		$ 206,307,380	$ 198,739,410	$ 135,231,401
Revenue - related parties		22,129,316	22,775,332	4,342,557
Total revenue		228,436,696	221,514,742	139,573,958
OPERATING EXPENSES
Merchandise costs		189,382,124	181,559,939	112,088,049
Selling, general and administrative expenses		32,674,100	29,297,682	18,076,688
Total operating expenses		222,056,224	210,857,621	130,164,737
INCOME FROM OPERATIONS		6,380,472	10,657,121	9,409,221
OTHER INCOME (EXPENSE)
Interest expenses, net		(2,691,481)	(1,953,490)	(1,888,018)
Other income, net		735,359	364,656	292,103
Gain (loss) from foreign currency exchange		804,311	(209,396)	(266,683)
Change in fair value of representative’s warrants liability		369,404
Loss from equity method investment		(145,828)	(29,242)
Total other expenses, net		(928,235)	(1,827,472)	(1,862,598)
INCOME BEFORE INCOME TAX PROVISION		5,452,237	8,829,649	7,546,623
PROVISION FOR INCOME TAXES		2,179,668	3,307,048	2,655,786
NET INCOME		3,272,569	5,522,601	4,890,837
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation gain (loss)		(3,480,373)	(698,440)	300,727
TOTAL COMPREHENSIVE INCOME (LOSS)		$ (207,804)	$ 4,824,161	$ 5,191,564
Earnings per ordinary share - basic and diluted (in Dollars per share)		$ 0.1	$ 0.21	$ 0.18
Weighted average shares - basic and diluted (in Shares)	[1]	32,678,625	26,887,006	26,727,540

[1]	Retrospectively restated for effect of share issuances on October 22, 2020 and a 294-for-1 forward split on August 18, 2021.